SHARE REPURCHASE PLAN	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PLAN
16.	SHARE REPURCHASE PLAN

On March 21, 2011, the Board of Directors authorized the Group to repurchase up to $20 million of its own outstanding ADSs within two years from March 21, 2011. As of December 31, 2011, the Group had repurchased an aggregate of 3,397,915 ADSs on the open market for a total consideration of $11.1 million. As of December 31, 2011, 2,190,685 ADSs had been cancelled and 1,207,230 ADSs were recorded as treasury stock.